EXHIBIT 99.7

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2017-B
Monthly Servicer's Statement
for the month ended May 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	20.13%
From	01-May-17	15-May-17	15-Jun-17	Floating Allocation Percentage at Month-End	79.97%
To	31-May-17	15-Jun-17
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2017-B balances were:		Payment Date	Period	Period
		4/15/2020	10/1/2019	No
Notes	$760,000,000.00

Principal Amount of Debt	760,000,000.00		Accumulation Account
Required Overcollateralization	$178,296,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	938,296,000.00
As of May 15, 2017 (the “Series 2017-B Issuance Date”), the seller’s interest was 30.74% of the investor ABS interests (calculated in accordance with Regulation RR (as defined in the Transfer and Servicing Agreement)), based on the Pool Balance (as defined in the Transfer and Servicing Agreement) as of Series 2017-B Issuance Date.

			Distributions to Investors
Required Participation Amount	$938,296,000.00		Days	31
Excess Receivables	$161,264,578.72		LIBOR	0.989110%
			Applicable Margin	0.430000%
Total Collateral	1,099,560,578.72			1.419110%

Collateral as Percent of Notes	144.68%

As of May 31, 2017, the seller’s interest was 21.22% of the investor ABS interests (calculated in accordance with Regulation RR (as defined in the Transfer and Servicing Agreement)), based on the Pool Balance (as defined in the Transfer and Servicing Agreement) as of May 31, 2017.

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest	928,728.66	0.93
			Principal	-	-
	NMOTR
	Total Pool				0.93
Beginning Gross Principal Pool Balance	$6,461,530,587.83					1.42%
Total Principal Collections	($2,481,213,272.87)
Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Retention Rules (as defined in the Transfer and Servicing Agreement), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest in accordance with the text of option (b) of each of Article 405(1) of the CRR (as defined in the Transfer and Servicing Agreement), Article 51(1) of the AIFM Regulation (as defined in the Transfer and Servicing Agreement) and Article 254(2) of the Solvency II Regulation (as defined in the Transfer and Servicing Agreement), in each case as in effect on the RR Amendment Effective Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement) (the “Retained Interest”).

Investment in New Receivables	$2,176,872,793.57
Receivables Added for Additional Accounts	$0.00
Repurchases	($5,477,155.88)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00		Total Due Investors	928,728.66
New Series Issued During Collection Period	$0.00		Servicing Fee	781,913.33
Less Net CMA Offset	($685,514,040.18)		Excess Cash Flow	3,994,393.17
Less Servicing Adjustment	($4,614,993.25)
Ending Balance	$5,461,583,919.22

SAP for Next Period	20.13%		Reserve Account

Average Receivable Balance	$5,641,293,222.38		Required Balance	$ 3,800,000.00
Monthly Payment Rate	43.98%		Current Balance	$ 3,800,000.00
			Deficit/(Excess)	$ -
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted NWRC II or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules (as defined in the Transfer and Servicing Agreement).

Total Interest Collections	$16,831,178.64			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	1.03%
Recoveries on Receivables Written Off	0.00
Total Available	$16,831,178.64		Pass / Fail	PASS

			Seller's Interest

			Seller's Interest as a percent of the notes of each series		21.22%